ORGANIZATION AND LINE OF BUSINESS	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND LINE OF BUSINESS

1. ORGANIZATION AND LINE OF BUSINESS

Organization

BioSolar, Inc. (the “Company”) was incorporated in the state of Nevada on April 24, 2006.  The Company, based in Santa Clarita, California, began operations on April 25, 2006 to develop and market Photovoltaic solar technology products.

Line of Business

We are a developer of clean energy technologies. Our current focus is on developing an electrolyzer technology to lower the cost of Green Hydrogen production. We are developing technologies to significantly reduce or replace rare earth materials with inexpensive earth abundant materials in electrolyzers to help usher in a Green Hydrogen economy. We are also developing innovative technologies to increase the storage capacity, lower the cost and extend the life of lithium-ion batteries for electric vehicles or EV. We previously developed BioBacksheetR, a high performance green back sheet for Photovoltaic solar modules.,

Going Concern

The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. During the year ended December 31, 2020, the Company did not generate any revenue, incurred net loss of $140,544,660, which includes a non-cash net gain in change in derivative of $139,038,754 and used cash in operations of $647,298.  As of December 31, 2020, the Company had a working capital deficiency of $150,532,859 and a shareholders’ deficit of $151,914,888.   These factors, among others raise substantial doubt about the Company’s ability to continue as a going concern.  Our independent auditors, in their report on our audited financial statements for the year ended December 31, 2020 expressed substantial doubt about our ability to continue as a going concern.

The accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, achieving a level of profitable operations and receiving additional cash infusions. During the year ended December 31, 2020, the Company obtained funds from the issuance of convertible note agreements. Management believes this funding will continue from its’ current investors and from new investors. Management believes the existing shareholders, and the prospective new investors will provide the additional cash needed to meet the Company’s obligations as they become due and will allow the development of its core business operations. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in case of equity financing.